UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY
Investment Company Act file number 811-7878
DREYFUS LIFETIME PORTFOLIOS, INC.
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation
200 Park Avenue
New York, New York 10166
(Address of principal executive offices) (Zip code)

Mark N. Jacobs, Esq.
200 Park Avenue
New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 922-6000

Date of fiscal year end:	9/30
Date of reporting period:	12/31/04

FORM N-Q

Item 1. Schedule of Investments.

Dreyfus LifeTime Portfolios, Inc., Income Portfolio

STATEMENT OF INVESTMENTS
December 31, 2004 (Unaudited)

	Principal
Bonds and Notes--66.6%	Amount ($)		Value ($)

Financial--16.3%
AXA Financial, Sr. Notes,
7.75%, 2010	75,000		87,538
Allstate, Notes,
5%, 2014	125,000		126,056
American Express, Notes,
3%, 2008	200,000	a	195,475
American General Finance, Notes,
5.875%, 2006	300,000		311,161
Anadarko Finance, Gtd. Notes,
6.75%, 2011	100,000		112,769
Australia & New Zealand Banking Group, Sub. Notes,
7.55%, 2006	150,000		159,549
BB&T, Sub. Notes,
4.75%, 2012	170,000		171,137
Bank of America, Sub. Notes,
6.50%, 2006	650,000		673,588
7.80%, 2010	250,000		291,037
Bank of New York, Sr. Notes,
5.20%, 2007	275,000		286,072
Bank One, Sub. Notes,
5.90%, 2011	240,000		258,541
Bayerische Landesbank, Sub. Notes,
5.875%, 2008	100,000		107,154
Bear Stearns, Sr. Notes,
7%, 2007	150,000		160,623
Brascan, Notes,
7.125%, 2012	100,000		113,789
CIT GROUP, Sr. Notes,
5.125%, 2014	125,000	a	125,419
CITIGROUP, Notes,
Notes, 6%, 2012	200,000		219,115
Sub Notes, 5%, 2014	531,000	b	534,578
COUNTRYWIDE HOME LOAN, Gtd. Notes,
5.50%, 2006	235,000		242,427
Canadian Government, Bonds,
5.25%, 2008	200,000		211,619
Capital One Bank, Notes
5.125%, 2014	130,000	a	130,262
Clear Channel Communications, Sr. Notes,
4.40%, 2011	175,000		170,146
Credit Suisse First Boston USA, Notes,
5.875%, 2006	260,000		270,322
5.125%, 2014	245,000		250,093

Deutsche Telekom International Finance, Gtd. Notes,
8%, 2010	200,000	238,541
Diageo Capital, Gtd. Notes,
7.25%, 2009	185,000	210,772
EOP Operating, Sr. Notes,
6.75%, 2008	150,000	162,224
European Investment Bank, Notes,
4.625%, 2007	550,000	564,956
Federated Department Stores, Sr. Notes,
6.625%, 2011	50,000	55,978
FleetBoston Financial, Sub. Notes,
7.375%, 2009	135,000	154,352
Ford Motor Credit, Bonds,
7.375%, 2011	600,000	647,444
General Electric Capital:
Notes,
7.375%, 2010	110,000	125,932
4.75%, 2014	125,000	124,837
Sub Notes,
8.125%, 2012	375,000	453,765
General Motors Acceptance Corp., Notes,
6.75%, 2006	400,000	410,453
Goldman Sachs Group,
Notes, 6.60%, 2012	275,000	307,347
Bonds, 5.15%, 2014	100,000	101,523
HSBC Holding, Sub. Notes,
7.50%, 2009	100,000	114,149
5.25%, 2012	155,000	160,943
Hellenic Republic, Notes,
6.95%, 2008	150,000	164,885
Household Finance, Notes,
8%, 2010	260,000	306,353
Inter-American Development Bank,
Bonds, 5.75%, 2008	270,000	288,326
Notes, 4.375%, 2012	160,000	161,535
International Bank for Reconstruction & Development, Notes,
5%, 2006	250,000	256,192
3.625%, 2013	115,000	112,569
JPMorgan Chase, Sr. Notes,
5.35%, 2007	260,000	270,019
KFW International Finance:
Gtd. Notes,
4.75%, 2007	300,000	309,496
5.25%, 2006	250,000	258,146
Gov't Gtd. Notes,
3.25%, 2009	195,000	191,696
Landwirthschaftliche Rentenbank, Gov't Gtd. Notes,
4.875%, 2007	295,000	304,083
Lehman Brothers Holdings, Notes,
6.625%, 2012	250,000	279,945
Marsh & McLennan, Bonds,
3.625%, 2008	175,000	169,846

Merrill Lynch & Co., Notes,
6%, 2009	250,000		268,564
MetLife, Sr. Notes,
6.125%, 2011	150,000		163,248
Morgan Stanley Dean Witter,
Unsub. Notes, 6.10%, 2006	450,000		466,098
Notes, 6.60%, 2012	200,000		223,388
Ontario Province, Sr. Unsub. Notes,
5.50%, 2008	250,000		265,276
Paine Webber Group, Gtd. Notes,
7.625%, 2009	205,000		235,710
Pemex Finance, Notes,
9.03%, 2011	225,000		259,568
Quebec Province, Deb.,
7%, 2007	215,000		230,254
Republic of Chile, Notes,
6.875%, 2009	175,000		195,090
Republic of Italy, Unsub. Notes,
5.625%, 2012	385,000		416,124
Republic of Korea, Unsub. Notes,
8.875%, 2008	200,000	a	232,413
Royal Bank of Scotland Group, Sub. Notes,
6.375%, 2011	160,000	a	176,296
SLM, Notes,
3.625%, 2008	375,000		373,479
Sanwa Finance Aruba, Bank Gtd. Notes,
8.35%, 2009	100,000		116,782
Simon Property Group, Notes,
6.375%, 2007	325,000		346,967
Sumitomo Bank International Finance, Gtd. Notes,
8.50%, 2009	150,000		175,319
Time Warner Entertainment, Notes,
8.875%, 2012	145,000		181,926
US Bank, Sub. Notes,
5.70%, 2008	300,000		318,696
United Mexican States, Notes,
9.875%, 2010	250,000		307,875
5.875%, 2014	205,000	a	210,535
Verizon Global Funding, Notes,
7.25%, 2010	200,000		229,417
Walt Disney, Notes,
6.375%, 2012	165,000		184,022
Washington Mutual, Notes,
7.50%, 2006	250,000		265,688
Wells Fargo Financial, Notes,
3.125%, 2009	245,000		237,691
5.50%, 2012	100,000		105,661
			18,300,864

Industrial--7.9%
Albertson's, Sr. Notes,
7.50%, 2011	150,000	a	173,943

Alcan, Notes,
4.50%, 2013	200,000		196,776
Alcoa, Notes,
7.375%, 2010	100,000		115,829
BP Amoco, Deb.,
8.50%, 2012	160,000		198,914
Bristol-Myers Squibb, Notes,
5.75%, 2011	170,000		182,321
Burlington Resources, Gtd. Notes
5.60%, 2006	200,000		207,279
CRH America, Gtd. Notes,
5.30%, 2013	130,000		134,084
Centex, Sr. Notes,
5.125%, 2013	100,000		100,271
ChevronTexaco Capital, Gtd. Notes,
3.50%, 2007	300,000		301,524
Coca-Cola, Notes,
5.75%, 2011	100,000		108,179
Comcast Cable Communications, Notes,
6.20%, 2008	250,000		270,207
ConAgra Foods, Notes,
7.875%, 2010	150,000		176,418
ConocoPhillips, Notes,
8.75%, 2010	135,000		164,933
Coors Brewing, Gtd. Notes,
6.375%, 2012	85,000		93,593
DaimlerChrysler, Gtd. Notes,
8%, 2010	150,000		173,566
7.30%, 2012	110,000		125,052
Dow Chemical, Notes,
6.125%, 2011	225,000		246,760
ERP Operating, Notes,
6.625%, 2012	110,000		122,873
First Data, Notes,
4.85%, 2014	120,000		120,707
Fred Meyer, Gtd. Notes,
7.45%, 2008	250,000		275,829
General Electric, Notes,
5%, 2013	200,000		205,532
General Mills, Notes,
6%, 2012	80,000		86,937
General Motors, Notes,
Notes, 7.20%, 2011	165,000	a	169,436
Sr. Notes, 7.125%, 2013	145,000	a	148,619
Georgia Power, Sr. Notes,
4.875%, 2007	300,000		308,787
International Business Machines, Notes,
4.75%, 2012	160,000		163,639
International Paper, Notes,
6.75%, 2011	150,000		168,398
John Deere Capital, Notes,
7%, 2012	175,000		202,059

Kellogg, Notes,
6%, 2006	250,000		257,832
Kerr-McGee, Gtd. Notes,
6.875%, 2011	150,000		169,141
Kinder Morgan Energy Partners, Notes,
7.125%, 2012	175,000	a	200,351
Kraft Foods, Notes,
4.625%, 2006	250,000		255,265
McDonald's, Notes,
6%, 2011	90,000		98,104
MidAmerican Energy, Sr. Notes,
3.50%, 2008	125,000		122,540
Monsanto, Sr. Notes,
7.375%, 2012	125,000	a	146,378
NIKE, Sr. Notes,
5.50%, 2006	250,000		258,820
Nordstrom, Sr. Notes,
5.625%, 2009	200,000		211,856
PHH, Notes,
7.125%, 2013	125,000		140,006
Procter & Gamble, Notes,
4.30%, 2008	260,000		266,823
Raytheon, Notes,
6.75%, 2007	225,000		242,540
SBC Communications, Notes,
5.75%, 2006	250,000		258,098
5.10%, 2014	195,000		197,186
Safeway, Notes,
5.80%, 2012	200,000	a	211,455
Sara Lee, Notes,
6.25%, 2011	50,000		55,478
Target, Notes,
5.875%, 2012	100,000		109,050
Time Warner, Notes,
8.18%, 2007	110,000		122,236
Unilever Capital, Gtd. Notes,
7.125%, 2010	150,000		172,742
Wal-Mart Stores, Sr. Notes,
6.875%, 2009	100,000		112,401
Weyerhaeuser, Notes,
6.125%, 2007	300,000		316,044
			8,866,811

Transportation--.4%
Norfolk Southern, Sr. Notes,
6.20%, 2009	250,000		271,083
Union Pacific, Notes,
6.50%, 2012	150,000		167,312
			438,395
Utilities--2.7%
AT&T Wireless Services, Sr. Notes,
7.875%, 2011	275,000		324,524

British Telecommunications, Notes,
8.375%, 2010	200,000	240,461
Cincinnati Gas & Electric, Notes,
5.70%, 2012	100,000	106,108
Duke Energy, Sr. Notes,
5.625%, 2012	75,000	79,016
Exelon Generation, Notes,
5.35%, 2014	200,000	205,442
France Telecom, Notes,
7.95%, 2006	195,000	204,800
Hydro-Quebec, Gov't Gtd. Notes,
6.30%, 2011	160,000	178,623
Keyspan, Notes,
7.625%, 2010	100,000	117,544
Niagara Mohawk Power, First Mortgage,
7.75%, 2006	200,000	211,883
PPL Electric Utilities, Scd. Sr. Bonds,
6.25%, 2009	200,000	217,609
Progress Energy, Sr. Notes,
7.10%, 2011	80,000	90,053
Sempra Energy, Notes,
6%, 2013	50,000	53,450
Sprint Capital, Gtd. Notes,
7.625%, 2011	150,000	174,372
Telefonica Europe, Gtd. Notes,
7.75%, 2010	145,000	170,240
United Technologies, Notes,
7.125%, 2010	150,000	172,525
Virginia Electric & Power, Sr. Notes,
4.75%, 2013	75,000	75,136
Vodafone Group, Sr. Notes,
7.75%, 2010	135,000	156,830
Wisconsin Energy, Sr. Notes,
6.50%, 2011	200,000	221,165
		2,999,781

U.S. Government & Agencies--39.3%
Federal Home Loan Bank,
Bonds,
2.50%, 3/15/2006	880,000	874,460
2.875%, 9/15/2006	670,000	667,900
3.625%, 11/14/2008	335,000	334,313
3.75%, 8/18/2009	300,000	299,680
5.75%, 5/15/2012	340,000	372,708
3.875%, 6/14/2013	250,000	241,691
5.25%, 6/18/2014	195,000	205,997
Sr. Notes,
5.80%, 9/2/2008	500,000	535,977
Federal Home Loan Mortgage Corp.,
Notes,
5.50%, 7/15/2006	1,000,000	1,035,236
4.875%, 3/15/2007	950,000	981,393

3.50%, 9/15/2007	360,000		361,259
5.75%, 3/15/2009	925,000		997,677
7%, 3/15/2010	300,000		342,889
6.875%, 9/15/2010	150,000		171,495
6%, 6/15/2011	300,000		331,150
5.125%, 7/15/2012	540,000		568,598
4.50%, 1/15/2014	190,000		190,273
Sub. Notes,
5.875%, 3/21/2011	100,000		108,106
Federal National Mortgage Association,
Notes,
5.50%, 2/15/2006	500,000		513,475
5%, 1/15/2007	135,000		139,622
7.125%, 3/15/2007	600,000		648,492
5.75%, 2/15/2008	1,025,000		1,092,601
6%, 5/15/2008	275,000		296,137
5.25%, 1/15/2009	880,000		929,852
7.25%, 1/15/2010	705,000		811,124
6.625%, 11/15/2010	105,000		118,808
6%, 5/15/2011	400,000		440,664
5.375%, 11/15/2011	95,000		101,332
4.375%, 9/15/2012	150,000		150,305
4.625%, 10/15/2013	245,000		247,724
4.125%, 4/15/2014	150,000		145,658
Sub. Notes,
5.50%, 5/2/2006	875,000		901,243
U.S. Treasury,
Bonds,
10%, 5/15/2010	1,360,000		1,396,543
14%, 11/15/2011	700,000		838,684
Notes,
5.625%, 2/15/2006	425,000	a	438,281
2%, 5/15/2006	235,000	a	232,301
4.625%, 5/15/2006	1,435,000	a	1,468,522
7%, 7/15/2006	1,330,000	a	1,410,518
2.375%, 8/31/2006	300,000	a	297,105
6.50%, 10/15/2006	1,800,000	a	1,908,414
3.50%, 11/15/2006	1,320,000	a	1,331,550
6.25%, 2/15/2007	530,000	a	564,280
6.625%, 5/15/2007	1,430,000	a	1,543,113
6.125%, 8/15/2007	630,000	a	676,311
3%, 11/15/2007	905,000	a	899,697
3%, 2/15/2008	515,000	a	510,957
5.50%, 2/15/2008	590,000	a	628,857
2.625%, 5/15/2008	1,850,000	a	1,809,226
5.625%, 5/15/2008	775,000	a	831,490
4.75%,11/15/2008	1,500,000	a	1,571,535
3.25%, 1/15/2009	195,000	a	193,370
3.125%, 4/15/2009	720,000	a	709,313
3.625%, 7/15/2009	600,000	a	601,920
6%, 8/15/2009	795,000	a	877,044
3.375%, 10/15/2009	170,000	a	168,380

3.50%, 11/15/2009	450,000	a	448,029
6.50%, 2/15/2010	595,000	a	673,814
5.75%, 8/15/2010	735,000	a	809,448
5%, 2/15/2011	165,000	a	175,577
5%, 8/15/2011	1,275,000	a	1,357,722
4.875%, 2/15/2012	560,000	a	592,066
4%, 11/15/2012	50,000	a	49,932
3.875%, 2/15/2013	545,000	a	537,890
3.625%, 5/15/2013	195,000	a	189,019
4.25%, 8/15/2013	980,000	a	988,040
4.25%, 11/15/2013	500,000	a	503,300
4%, 2/15/2014	620,000	a	611,645
4.75%, 5/15/2014	445,000	a	463,877
4.25%, 8/15/2014	300,000	a	300,762
4.25%, 11/15/2014	280,000	a	280,820
			44,047,191

Total Bonds and Notes
(cost $74,120,409)			74,653,042

	Principal
Short-Term Investments--32.7%	Amount ($)		Value ($)

Repurchase Agreements--22.5%
Greenwich Capital Markets,
Repurchase Agreement, 1.6%
dated 12/31/2004 to be repurchased
at $25,253,367 on 1/3/2005
(fully collateralized by $24,532,000 of various
U.S. Government Agency Obligations,
value $25,758,134)	25,250,000		25,250,000

U.S. Treasury Bills--10.2%
1.65%, 1/06/2005	2,000,000	c	1,999,760
1.77%, 1/13/2005	9,500,000	c	9,495,345
			11,495,105

Total Short-Term Investments
(cost $36,743,942)			36,745,105

Investment of Cash Collateral
for Securities Loaned--24.9%

Registered Investment Company;
Dreyfus Institutional Cash Advantage
Money Market Fund
(cost $28,095,216)	27,913,715	d	27,913,715

Total Investments (cost $138,959,567)	124.2%		139,311,862

Liabilities, Less Cash and Receivables	(24.2%)	(27,136,194)
Net Assets	100.0%	112,175,668

a	All or a portion of these securities are on loan. At September 30, 2004, the total market value of the fund's securities on loan is $27,076,921 and the total market value of the collateral held by the fund is $27,913,715.
b	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may not be resold in transactions exempt from registration, normally to qualified institutional buyers. These securities have been determined to be liquid by the Board of Trustees. At December 31, 2004, these securities amounted to $543,578 or .5% of net assets.
c	Partially held by the broker in a segregated account as collateral for open financial future positions.
d	Investment in affiliated money market mutual fund.

Securities valuation policies and other investment related disclosures are hereby incorporated by reference to the annual and semi annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

See notes to financial statements.

Dreyfus Lifetime Portfolios, Inc., Growth Portfolio
STATEMENT OF INVESTMENTS 12/31/2004 (Unaudited)
Common Stocks--61.3%	Shares		Value ($)

Consumer Cyclical--6.1%
Autoliv	5,100		246,330
AutoZone	2,600	a	237,406
Gap	16,300		344,256
Home Depot	18,200		777,868
J. C. Penney	10,000		414,000
Limited Brands	9,700		223,294
Marvel Enterprises	18,900	a	387,072
NIKE, Cl. B	3,600		326,484
Staples	13,700		461,827
V. F.	4,200		232,596
Wal-Mart Stores	27,400		1,447,268
Wendy's International	7,400		290,524
Yum! Brands	6,900		325,542
			5,714,467
Consumer Staples--4.7%
Altria Group	17,000		1,038,700
Gillette	11,600		519,448
PepsiCo	13,800		720,360
Procter & Gamble	17,900		985,932
SUPERVALU	9,000		310,680
Sara Lee	15,500		374,170
Tyson Foods, Cl. A	8,500		156,400
Unilever (NY Shares), ADR	5,200		346,892
			4,452,582
Energy--4.5%
Apache	6,700	b	338,819
ChevronTexaco	18,300		960,933
ConocoPhillips	7,100		616,493
Exxon Mobil	28,700		1,471,162
Occidental Petroleum	7,800		455,208
Questar	4,000		203,840
Sunoco	2,600		212,446
			4,258,901

Health Care--7.8%
Amgen	10,100	a	647,915
Caremark Rx	7,200	a	283,896
Coventry Health Care	4,400	a	233,552
ImClone Systems	3,000	a	138,240
Johnson & Johnson	20,900		1,325,478
Medtronic	9,400		466,898
Merck & Co.	16,000		514,240
Pfizer	50,200		1,349,878
Stryker	7,300		352,225
UnitedHealth Group	8,600		757,058
Varian Medical Systems	6,400	a	276,736
WellPoint	2,800	a	322,000
Wyeth	16,200		689,958
			7,358,074
Interest Sensitive--15.2%
ACE	8,100		346,275
Allstate	9,400		486,168
American Express	11,800		665,166
American International Group	16,000		1,050,720
Bank of America	28,900		1,358,011
Bank of New York	10,800		360,936
Citigroup	35,400		1,705,572
Deutsche Bank	4,200		373,842
Everest Re Group	2,300		205,988
Freddie Mac	10,200		751,740
General Electric	58,300		2,127,950
General Growth Properties	6,400		231,424
Goldman Sachs Group	6,200		645,048
JPMorgan Chase & Co.	21,400		834,814
Lincoln National	6,900		322,092
MBNA	19,000		535,610
Merrill Lynch & Co.	8,200		490,114
MetLife	10,000		405,100
North Fork Bancorporation	14,600		421,210
Prudential Financial	7,500		412,200
SAFECO	4,600		240,304
W. R. Berkley	7,200		339,624
			14,309,908

Producer Goods & Services--5.8%
Alcoa	11,100		348,762
American Power Conversion	8,400	b	179,760
Black & Decker	4,600		406,318
Cooper Industries, Cl. A	6,300		427,707
Dow Chemical	13,100		648,581
Engelhard	11,100		340,437
General Dynamics	4,700		491,620
ITT Industries	4,600		388,470
Parker Hannifin	5,000		378,700
Rockwell Automation	6,500		322,075
3M	9,100		746,837
United Parcel Service, Cl. B	9,200		786,232
			5,465,499
Services--3.9%
Accenture, Cl. A	18,100	a	488,700
Apollo Group, Cl. A	2,300	a	185,633
BellSouth	20,500		569,695
Cintas	7,700		337,722
Computer Sciences	6,200	a	349,494
Dun & Bradstreet	2,500	a	149,125
Equifax	10,600		297,860
Fox Entertainment Group, Cl. A	11,400	a	356,364
McGraw-Hill Cos.	3,800		347,852
Viacom, Cl. B	17,300		629,547
			3,711,992
Technology--10.2%
Applied Materials	19,900	a	340,290
Cisco Systems	49,000	a	945,700
Dell	21,100	a	889,154
EMC	25,500	a	379,185
Freescale Semiconductor, Cl. B	1,601		29,394
Intel	50,500		1,181,195
International Business Machines	11,300		1,113,954
Lexmark International, Cl. A	3,000	a	255,000
Linear Technology	7,300		282,948
Microsoft	58,800		1,570,548
Motorola	21,000		361,200
Nokia, ADR	19,300		302,431
Oracle	49,500	a	679,140
QUALCOMM	13,400		568,160
Sun Microsystems	32,700	a	175,926
Symantec	11,600	a	298,816
Xerox	10,400	a	176,904
			9,549,945

Utilities--3.1%
BCE	13,300		320,929
Constellation Energy Group	8,500		371,535
Deutsche Telekom, ADR	16,200	a	367,416
Duke Energy	16,700		423,011
Entergy	5,000		337,950
SBC Communications	23,700		610,749
Southern	14,100		472,632
			2,904,222

Total Common Stocks
(cost $46,912,020)			57,725,590

	Principal
Short-Term Investments--39.0%	Amount ($)		Value ($)

Repurchase Agreements--33.2%
Greenwich Capital Markets, Repurchase Agreement,
1.60%, dated 12/31/2004 to be repurchased
at $31,204,160 on 1/3/2005 (fully collateralized by
$30,524,000 of various U.S. Government
Agency Obligations, value $31,826,181)	31,200,000		31,200,000
U.S. Treasury Bills--5.8%
1.77%, 1/13/2005	5,500,000	c	5,497,305

Total Short-Term Investments
(cost $36,696,759)			36,697,305

Investment of Cash Collateral
for Securities Loaned--.4%

Registered Investment Company;
Dreyfus Institutional Cash Advantage Fund
(cost $348,400)	348,400	d	348,400

Total Investments (cost $82,392,863)	100.7%		94,771,295

Liabilities, Less Cash and Receivables	(0.7)%		(637,962)

Net Assets	100.0%		94,133,333

a	Non-income producing.
b	A portion of these securities are on loan. At December 31, 2004, the total market value of the fund's securities on loan is $338,819 and the total market value of the collateral held by the fund is $348,400.
c	Partially held by the broker in a segregated account as collateral for open financial futures positions.
d	Investment in affiliated money market mutual fund.

Securities valuation policies and other investment related disclosures are hereby incorporated by reference

Dreyfus Lifetime Portfolios, Inc., Growth and Income Portfolio

STATEMENT OF INVESTMENTS December 31, 2004 (Unaudited)
Common Stocks--46.2%	Shares		Value ($)

Consumer Cyclical--4.6%
Autoliv	10,200		492,660
AutoZone	5,200	a	474,812
Gap	32,900		694,848
Home Depot	36,600		1,564,284
J. C. Penney	20,100		832,140
Limited Brands	19,500		448,890
Marvel Enterprises	38,000	a	778,240
NIKE, Cl. B	7,200		652,968
Staples	27,600		930,396
V. F.	8,400		465,192
Wal-Mart Stores	55,100		2,910,382
Wendy's International	14,900		584,974
Yum! Brands	13,800		651,084
			11,480,870

Consumer Staples--3.6%
Altria Group	34,200		2,089,620
Gillette	23,300		1,043,374
PepsiCo	27,800		1,451,160
Procter & Gamble	36,000		1,982,880
SUPERVALU	18,200		628,264
Sara Lee	31,200		753,168
Tyson Foods, Cl. A	17,100		314,640
Unilever (NY Shares), ADR	10,500		700,455
			8,963,561

Energy--3.4%
Apache	13,400	b	677,638
ChevronTexaco	36,800		1,932,368
ConocoPhillips	14,200		1,232,986
Exxon Mobil	57,800		2,962,828
Occidental Petroleum	15,700		916,252
Questar	8,000		407,680
Sunoco	5,300		433,063
			8,562,815

Health Care--5.9%
Amgen	20,400	a	1,308,660
Caremark Rx	14,500	a	571,735
Coventry Health Care	8,900	a	472,412
ImClone Systems	6,100	a	281,088
Johnson & Johnson	42,000		2,663,640
Medtronic	18,900		938,763
Merck & Co.	32,200		1,034,908
Pfizer	100,900		2,713,201
Stryker	14,600		704,450
UnitedHealth Group	17,200		1,514,116
Varian Medical Systems	12,900	a	557,796
WellPoint	5,700	a	655,500
Wyeth	32,600		1,388,434
			14,804,703

Interest Sensitive--11.4%
ACE	16,400		701,100
Allstate	18,800		972,336
American Express	23,700		1,335,969
American International Group	32,200		2,114,574
Bank of America	58,000		2,725,420
Bank of New York	21,600		721,872
Citigroup	71,200		3,430,416
Deutsche Bank	8,400		747,684
Everest Re Group	4,700		420,932
Freddie Mac	20,500		1,510,850
General Electric	117,100		4,274,150
General Growth Properties	12,900		466,464
Goldman Sachs Group	12,500		1,300,500
JPMorgan Chase & Co.	43,000		1,677,430
Lincoln National	13,800		644,184
MBNA	38,100		1,074,039
Merrill Lynch & Co.	16,400		980,228
MetLife	20,100		814,251
North Fork Bancorporation	29,300		845,305
Prudential Financial	15,200		835,392
SAFECO	9,300		485,832
W. R. Berkley	14,400		679,248
			28,758,176

Producer Goods & Services--4.4%
Alcoa	22,300		700,666
American Power Conversion	17,000		363,800
Black & Decker	9,300		821,469
Cooper Industries, Cl. A	12,700		862,203
Dow Chemical	26,300		1,302,113
Engelhard	22,300		683,941
General Dynamics	9,400		983,240
ITT Industries	9,100		768,495
Parker Hannifin	10,100		764,974
Rockwell Automation	13,100		649,105
3M	18,300		1,501,881
United Parcel Service, Cl. B	18,400		1,572,464
			10,974,351

Services--3.0%
Accenture, Cl. A	36,400	a	982,800
Apollo Group, Cl. A	4,600	a	371,266
BellSouth	41,200		1,144,948
Cintas	15,400		675,444
Computer Sciences	12,500	a	704,625
Dun & Bradstreet	5,200	a	310,180
Equifax	21,300		598,530
Fox Entertainment Group, Cl. A	22,900	a	715,854
McGraw-Hill Cos.	7,500		686,550
Viacom, Cl. B	34,800		1,266,372
			7,456,569

Technology--7.6%
Applied Materials	39,900	a, b	682,290
Cisco Systems	98,500	a, b	1,901,050
Dell	42,400	a	1,786,736
EMC	51,200	a	761,344
Freescale Semiconductor, Cl. B	3,213		58,991
Intel	101,500		2,374,085
International Business Machines	22,700		2,237,766
Lexmark International, Cl. A	6,000	a	510,000

Linear Technology	14,600		565,896
Microsoft	118,200		3,157,122
Motorola	42,200		725,840
Nokia, ADR	38,800		607,996
Oracle	99,600	a	1,366,512
QUALCOMM	27,100		1,149,040
Sun Microsystems	65,700	a	353,466
Symantec	23,400	a	602,784
Xerox	21,000	a	357,210
			19,198,128

Utilities--2.3%
BCE	26,900		649,097
Constellation Energy Group	17,100		747,441
Deutsche Telekom, ADR	32,700	a	741,636
Duke Energy	33,600		851,088
Entergy	10,000		675,900
SBC Communications	47,700		1,229,229
Southern	28,300		948,616
			5,843,007

Total Common Stocks
(cost $92,869,172)			116,042,180

	Principal
Bonds and Notes--35.7%	Amount ($)		Value ($)

Finance--9.2%
Allstate, Sr. Notes,
7.20%, 2009	260,000		294,960
American General Finance, Notes,
5.875%, 2006	650,000		674,183
American International Group, Notes,
4.25%, 2013	100,000		96,781
Anadarko Finance, Gtd. Notes,
6.75%, 2011	250,000		281,921
Asian Development Bank, Sr. Unsub. Notes,
4.50%, 2012	250,000		254,170
BB&T, Sub. Notes,
4.75%, 2012	150,000		151,003
Bank of America, Sub. Notes,
7.80%, 2010	295,000		343,423
Bank of New York, Sr. Notes,
5.20%, 2007	500,000		520,131
Bank One, Sub. Notes,
5.90%, 2011	485,000		522,468
Bayerische Landesbank, Sub. Notes,
5.875%, 2008	295,000		316,104
Bear Stearns, Sr. Notes,
7%, 2007	225,000		240,935
CIT Group, Sr. Notes,
7.75%, 2012	165,000		195,589
CITIGROUP, Notes,
Notes, 5%, 2007	550,000		567,956
Sub. Notes, 5%, 2014	265,000	c	266,786
Canadian Government, Bonds,
5.25%, 2008	200,000		211,619
Capital One Bank, Notes
4.25%, 2008	250,000		252,043
Citigroup Global Markets Holdings, Notes,
5.875%, 2006	1,175,000		1,211,883
Clear Channel Communications, Sr. Notes,
4.625%, 2008	500,000	b	508,080

Credit Suisse First Boston USA, Notes,
5.875%, 2006	600,000		623,820
4.7%,2009	275,000		281,660
EOP Operating, Sr. Notes,
6.75%, 2008	150,000		162,224
European Investment Bank, Notes,
4.625%, 2007	650,000		667,675
4.625%, 2014	100,000		101,999
Fleet National Bank, Sub. Notes
5.75%, 2009	425,000		452,152
Ford Motor Credit,
Bonds, 7.375%, 2011	550,000		593,491
Notes, 7%, 2013	100,000	b	106,187
General Electric Capital, Notes:
3.50%, 2008	475,000		471,827
7.375%, 2010	200,000		228,966
General Motors Acceptance Corp., Notes,
6.75%, 2006	930,000		954,304
Goldman Sachs Group,
Notes, 6.60%, 2012	150,000		167,644
Bonds, 5.15%, 2014	250,000		253,807
Household Finance, Notes,
8%, 2010	250,000		294,570
Inter-American Development Bank, Bonds,
5.75%, 2008	500,000		533,936
International Bank for Reconstruction & Development,
Notes,
5%, 2006	500,000		512,384
KFW International Finance,
Gtd. Notes, 5.25%, 2006	200,000		206,517
Gtd. Bonds, 4.75%, 2007	735,000		758,265
Landwirtschaftliche Rentenbank, Govt. Gtd. Notes,
3.25%, 2008	250,000		246,490
Lehman Brothers Holdings, Notes,
6.625%, 2012	100,000		111,978
Merrill Lynch & Co., Notes,
6%, 2009	100,000		107,426
5.45%, 2014	120,000		124,373
MetLife, Sr. Notes,
6.125%, 2011	190,000		206,780
Morgan Stanley,
Unsub. Notes, 6.10%, 2006	900,000		932,197
Notes, 6.60%, 2012	100,000		111,694
Sub. Notes, 4.75%, 2014	240,000		234,289
National Rural Utilities Cooperative Finance,
Collateral Trust,
4.75%, 2014	125,000		125,805
Ontario Province,
Sr. Unsub. Notes, 5.50%, 2008	200,000		212,221
Notes, 4.375%, 2013	165,000	b	163,693
Pemex Finance, Notes,
9.03%, 2011	325,000		374,931
Principal Life Income Funding Trust, Gtd. Notes,
5.10%, 2014	185,000		187,373
Quebec Province, Sr. Unsub. Notes,
5.75%, 2009	150,000		160,840
Republic of Chile, Bonds,
5.50%, 2013	125,000		131,650
Republic of Italy,
Sr. Notes, 2.75%, 2006	415,000		411,741
Unsub. Notes, 5.625%, 2012	550,000		594,463
Royal Bank of Scotland Group, Sub. Notes,
6.375%, 2011	100,000	b	110,185
SAFECO, Sr. Notes,
4.875%, 2010	215,000		220,385

SLM, Notes,
3.625%, 2008	450,000		448,175
5%, 2013	200,000		202,884
Simon Property Group, Notes,
6.375%, 2007	485,000		517,782
Suntrust Bank, Sub. Notes,
6.375%, 2011	205,000		227,431
US Bank / Minnesota, Sub. Notes,
6.375%, 2011	340,000		378,100
United Mexican States, Notes,
9.875%, 2010	300,000		369,450
Verizon Global Funding, Notes,
7.25%, 2010	165,000		189,269
Wachovia Bank, Sub. Notes,
7.80%, 2010	275,000		323,352
Washington Mutual,
Notes, 7.50%, 2006	550,000		584,514
Sub Notes, 4.625%, 2014	125,000		119,727
WellPoint, Bonds,
6.80%, 2012	150,000		170,067
Wells Fargo & Co., Sub. Notes,
6.375%, 2011	500,000		554,323
			23,135,051

Industrial--4.9%
Albertson's, Sr. Notes,
7.50%, 2011	100,000	b	115,962
Alcoa, Notes,
7.375%, 2010	400,000	b	463,314
Black & Decker, Notes,
4.75%, 2014	100,000	c	98,641
Bristol-Myers Squibb, Notes,
5.75%, 2011	350,000		375,367
CRH America, Gtd. Notes,
5.30%, 2013	125,000		128,926
Centex, Sr. Notes,
5.125%, 2013	150,000		150,407
ChevronTexaco Capital, Gtd. Notes,
3.375%, 2008	440,000		438,293
Comcast Cable Communications, Sr. Notes,
6.75%, 2011	300,000		337,319
ConAgra Foods, Notes,
6.75%, 2011	145,000		163,358
ConocoPhillips, Notes,
8.75%, 2010	375,000		458,147
DaimlerChrysler, Gtd. Notes,
6.40%, 2006	1,000,000		1,040,632
6.50%, 2013	130,000		141,239
duPont (EI) deNemours, Notes,
4.75%, 2012	150,000		153,226
ERP Operating Limited, Notes,
6.625%, 2012	170,000		189,895
Federated Department Stores, Sr. Notes,
6.625%, 2011	260,000		291,083
General Electric, Notes,
5%, 2013	160,000		164,426
General Mills, Notes,
6%, 2012	160,000		173,875

General Motors,
Notes, 7.20%, 2011	300,000	b	308,065
Sr. Notes, 7.125%, 2013	100,000	b	102,496
Hewlett-Packard, Notes,
3.625%, 2008	400,000		398,325
International Business Machines, Notes,
4.25%, 2009	190,000		192,451
International Paper, Notes,
6.75%, 2011	100,000		112,265
John Deere Capital, Notes,
7%, 2012	200,000		230,925
KOHLS, Notes,
6.30%, 2011	135,000		148,093
Kellogg, Notes,
6%, 2006	500,000		515,664
Kinder Morgan Energy Partners, Notes,
7.125%, 2012	275,000	b	314,837
Kraft Foods, Notes,
4.625%, 2006	500,000		510,531
Kroger, Gtd. Notes,
8.05%, 2010	125,000		146,476
MidAmerican Energy Holdings, Sr. Notes,
3.50%, 2008	405,000		397,030
PHH, Notes,
7.125%, 2013	250,000		280,012
Pemex Project Funding Master Trust, Gtd. Notes,
7.375%, 2014	85,000		94,690
Potash, Notes,
7.75%, 2011	125,000	b	147,435
Public Service Company of Colorado, Collateral Trust,
4.875%, 2013	200,000		203,530
Raytheon, Notes,
5.50%, 2012	325,000		343,683
SBC Communications, Notes,
5.75%, 2006	600,000		619,435
Sara Lee, Notes,
6.25%, 2011	175,000		194,174
Target, Notes,
4%, 2013	125,000		120,597
Time Warner Cos., Notes,
8.18%, 2007	400,000		444,494
Valero Energy, Notes,
6.125%, 2007	250,000		263,609
Viacom, Gtd. Notes,
7.70%, 2010	300,000		351,501
Wal-Mart Stores, Sr. Notes,
6.875%, 2009	130,000		146,121
Weyerhaeuser, Notes,
6.125%, 2007	600,000		632,089
Wyeth, Notes,
5.50%, 2014	130,000		134,736
			12,237,374

Transportation--.2%
Norfolk Southern, Sr. Notes,
8.625%, 2010	275,000		331,531
Union Pacific, Notes,
6.50%, 2012	175,000		195,197
			526,728

Utilities--1.4%
AT&T Wireless Services, Sr. Notes,
7.875%, 2011	440,000		519,239
BellSouth, Bonds,
5.20%, 2014	150,000		153,173
British Telecom, Notes,
8.375%, 2010	125,000		150,288
Cincinnati Gas & Electric, Notes,
5.70%, 2012	150,000		159,163
Cox Communications, Notes,
5.45%, 2014	115,000	c	115,214
Dominion Resources, Sr. Notes,
8.125%, 2010	100,000		117,835
Duke Energy, Sr. Notes,
5.625%, 2012	125,000		131,693
France Telecom, Notes,
7.95%, 2006	340,000		357,087
Motorola, Notes,
7.625%, 2010	87,000		101,038
Niagara Mohawk Power, Sr. Notes,
7.75%, 2008	175,000		197,034
PPL Electric Utilities, Scd. Bonds,
6.25%, 2009	100,000		108,804
Sprint Capital, Notes,
8.375%, 2012	190,000		231,771
Telecom Italia Capital, Gtd. Notes,
5.25%, 2013	120,000		121,502
Telefonica Europe, Gtd. Notes,
7.75%, 2010	250,000		293,517
United Technologies, Notes,
7.125%, 2010	200,000		230,034
Verizon Virginia, Debentures,
4.625%, 2013	140,000		136,753
Virginia Electric & Power, Sr. Notes,
4.75%, 2013	150,000		150,273
Wisconsin Energy, Sr. Notes,
6.50%, 2011	175,000		193,519
			3,467,937

U.S. Government & Agencies--20.0%
Federal Home Loan Bank, Bonds:
5.125%, 3/6/2006	1,000,000		1,023,770
2.75%, 3/14/2008	250,000		244,497
5.75%, 5/15/2012	495,000		542,619
3.875%, 6/14/2013	475,000		459,213
Federal Home Loan Mortgage Corp., Notes:
5.25%, 1/15/2006	730,000		745,824
2.875%, 12/15/2006	800,000		794,760
3.50%, 9/15/2007	540,000		541,889
5.75%, 4/15/2008	420,000		448,832
5.125%, 10/15/2008	840,000		884,545
5.75%, 3/15/2009	1,070,000		1,154,070
7%, 3/15/2010	240,000		274,392
6.875%, 9/15/2010	385,000		440,041
5.625%, 3/15/2011	300,000		324,669
5.125%, 7/15/2012	565,000		594,923
4.50%, 1/15/2014	380,000		380,547
Federal National Mortgage Association, Notes:
5.25%, 6/15/2006	1,505,000		1,549,926
7.125%, 3/15/2007	2,150,000		2,323,763
5.25%, 4/15/2007	105,000		109,462

4.25%, 7/15/2007	490,000		500,568
5.75%, 2/15/2008	350,000		373,083
6%, 5/15/2008	400,000		430,745
5.25%, 1/15/2009	265,000		280,012
7.25%, 1/15/2010	1,150,000		1,323,111
6%, 5/15/2011	185,000		203,807
6.125%, 3/15/2012	875,000		973,607
4.625%, 10/15/2013	185,000		187,057
4.625%, 10/15/2014	250,000		250,676
Federal National Mortgage Association, Sub. Notes:
5.50%, 5/2/2006	900,000		926,993
U.S. Treasury Bonds:
12%, 8/15/2013	335,000		431,862
11.75%, 11/15/2014	285,000		386,987
U.S. Treasury Notes:
1.875%, 12/31/2005	150,000	b	148,746
5.625%, 2/15/2006	2,650,000	b	2,732,813
7%, 7/15/2006	1,195,000	b	1,267,345
2.75%, 7/31/2006	365,000	b	363,931
2.375%, 8/15/2006	150,000	b	148,623
2.375%, 8/31/2006	385,000	b	381,285
6.50%, 10/15/2006	1,350,000	b	1,431,311
3.50%, 11/15/2006	1,765,000	b	1,780,444
6.25%, 2/15/2007	795,000	b	846,421
6.625%, 5/15/2007	1,000,000	b	1,079,100
3.25%, 8/15/2007	725,000	b	726,298
6.125%, 8/15/2007	815,000	b	874,911
3%, 11/15/2007	675,000	b	671,045
3%, 2/15/2008	200,000	b	198,430
5.50%, 2/15/2008	1,025,000	b	1,092,507
2.625%, 5/15/2008	725,000	b	709,021
5.625%, 5/15/2008	1,480,000	b	1,587,877
4.75%, 11/15/2008	570,000	b	597,183
3.25%, 1/15/2009	990,000	b	981,724
5.50%, 5/15/2009	1,575,000	b	1,703,945
3.625%, 7/15/2009	680,000	b	682,176
6%, 8/15/2009	1,080,000	b	1,191,456
6.50%, 2/15/2010	1,525,000	b	1,727,001
5.75%, 8/15/2010	450,000	b	495,580
5%, 8/15/2011	625,000	b	665,550
4.875%, 2/15/2012	830,000	b	877,526
4.375%, 8/15/2012	830,000	b	850,069
4%, 11/15/2012	525,000	b	524,281
3.875%, 2/15/2013	840,000	b	829,041
3.625%, 5/15/2013	465,000	b	450,738
4.25%, 8/15/2013	800,000	b	806,563
4.25%, 11/15/2013	690,000	b	694,554
4%, 2/15/2014	435,000	b	429,138
4.75%, 5/15/2014	645,000	b	672,361
4.25%, 8/15/2014	365,000	b	365,927
4.25%, 11/15/2014	550,000	b	551,611
			50,242,782
Total Bonds and Notes
(cost $88,539,244)			89,609,872

Short-Term Investments--18.4%

Repurchase Agreements--15.2%
Greenwich Capital Markets, Repurchase Agreement,
1.6%, dated 12/31/2004 to be repurchased at
$38,305,107 on 1/3/2005 (fully collateralized by
$39,525,000 of various U.S. Government
Agency Obligations, value $39,066,078)	38,300,000		38,300,000

U.S. Treasury Bills--3.2%
1.65%, 1/6/2005	5,000,000	d	4,999,400
2.14%, 2/17/2005	3,000,000		2,992,680
			7,992,080

Total Short-Term Investments
(cost $46,290,450)			46,292,080

Investment of Cash Collateral
for Securities Loaned--14.8%

Registered Investment Company;
Dreyfus Institutional Cash Advantage Fund
(cost $37,053,008)	37,053,008	e	37,053,008

Total Investments (cost $264,751,874)	115.1%		288,997,140

Liabilities, Less Cash and Receivables	(15.1%)		(37,855,280)

Net Assets	100.0%		251,141,860

a	Non-income producing.
b	All or a portion of these securities are on loan. At December 31, 2004, the total market value of the portfolio's securities on loan is $35,885,112 and the total market value of the collateral held by the portfolio is $37,053,008.
c	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. These securities have been determined to be liquid by the Board of Trustees. At December 31, 2004, these securities amounted to $480,641 or .2% of net assets.
d	Partially held by the broker in a segregated account as collateral for open financial futures positions.
e	Investment in affiliated money market mutual fund.

Securities valuation policies and other investment related disclosures are hereby incorporated by reference to the annual and semi annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

See notes to financial statements.

Item 2. Controls and Procedures.

(a) The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

(a) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

DREYFUS LIFETIME PORTFOLIOS, INC.

By:	/s/ Stephen E. Canter
Stephen E. Canter
President

Date:	February 18, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Stephen E. Canter
Stephen E. Canter
Chief Executive Officer

Date:	February 18, 2005

By:	/s/ James Windels
James Windels
Chief Financial Officer

Date:	February 18, 2005

EXHIBIT INDEX

(a) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940. (EX-99.CERT)